CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Initial Public Offering	Common Stock	Common Stock Initial Public Offering	Treasury Stock, at cost	Additional Paid-in Capital	Additional Paid-in Capital Initial Public Offering	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2013	$ 193,852		$ 401			$ 200,121			$ (6,670)
Beginning Balance, shares at Dec. 31, 2013			40,080,000
Common stock issuance	5,000		$ 4			4,996
Common Stock Issuance, shares			357,142
Stock repurchases	(225)				$ (225)
Stock repurchased, shares			(45,000)
Stock-based compensation	2,072					2,072
Net loss	(16,752)								(16,752)
Ending Balance at Dec. 31, 2014	183,947		$ 405		(225)	207,189			(23,422)
Ending Balance, shares at Dec. 31, 2014			40,392,142
Stock option exercises	1,420		$ 2			1,418
Stock option exercises. shares			283,185
Stock repurchases	(29)				(29)
Stock repurchased, shares			(2,000)
Stock-based compensation	5,564					5,564
Net loss	(24,734)								(24,734)
Ending Balance at Dec. 31, 2015	166,168		$ 407		(254)	214,171			(48,156)
Ending Balance, shares at Dec. 31, 2015			40,673,327
Stock option exercises	$ 2,860		$ 5			2,855
Stock option exercises. shares	522,450		522,450
Common stock issuance	$ 3,075	$ 151,879	$ 2	$ 99		3,073	$ 151,780
Common Stock Issuance, shares			192,187	9,890,000
Retirement of treasury stock					$ 254	(235)			(19)
Stock-based compensation	6,628					6,628
Other comprehensive income (loss)	(41)							$ (41)
Net loss	(39,159)								(39,159)
Ending Balance at Dec. 31, 2016	291,410		$ 513			378,272		(41)	(87,334)
Ending Balance, shares at Dec. 31, 2016			51,277,964
Adjustment for change in accounting policy for stock option forfeitures						72			(72)
Adjusted Balance	291,410		$ 513			378,344		(41)	(87,406)
Stock option exercises	65					65
Stock option exercises. shares			7,150
Stock-based compensation	1,879					1,879
Other comprehensive income (loss)	2							2
Net loss	(9,010)								(9,010)
Ending Balance at Mar. 31, 2017	$ 284,346		$ 513			$ 380,288		$ (39)	$ (96,416)
Ending Balance, shares at Mar. 31, 2017			51,285,114